Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	As of March 31,
	2024	2025
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	10,768	10,768
Production and other machineries	47,845	47,845
Total	79,608	79,608
Less: accumulated depreciation	(25,420)	(31,059)
Less: impairment	-	(8,950)
Property and equipment, net	54,188	39,599

Details of production and other machineries lease out under operating lease are as follows:

	As of March 31,
	2024	2025
	RMB	RMB
Cost	26,629	-
Less: accumulated depreciation and amortization	(13,363)	-
Net book value	13,266	-